Summary of Significant Accounting Policies: Basic and Diluted Loss Per Share (Details) - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Details
Potentially Dilutive Common Stock Equivalents	0	0